U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2


1.         Name and Address of Issuer:

          Exeter Fund, Inc.
          290 Woodcliff Drive
          Fairport, NY 14450

2.         Name of each series or class of funds for which this notice is filed
(If the Form is being filed for all series     and classes of securities of the
issuer, check the box but do not list series or classes):   [  ]

Small Cap Series, International Series, World Opportunities Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Life Sciences Series, Technology Series, Financial Services Series, Core Bond Series, Core Plus Bond Series

3.         Investment Company Act File Number:   811-04087

           Securities Act File Number:             2-92633

4(a).     Last day of fiscal year for which this notice is filed:

          December 31, 2005

4(b).    Check box if this notice is being filed late (i.e., more than 90
calendar days after the end of the issuer's     fiscal year) (See instruction
A.2):  [  ]

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).     Check box if this is the last time the issuer will be filing this
Form. [  ]


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5.  Calculation of registration fees

     (i)  Aggregate sale price of securities sold during the
           fiscal year pursuant to section 24(f):   $  580,350,394

    (ii)  Aggregate price of securities redeemed or
           repurchased during the fiscal year:      $ (155,777,835)

   (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:                               $            0

   (iv)   Total available redemption credits [add Items 5(ii) and 5 (iii)]:
                                                    $ (155,777,835)

   (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:     $  424,572,559

   (vi)   Redemption credits available for use in future years
           -if Item 5(i) is less than Item 5(iv) [subtract  Item 5(iv) from
           Item 5 (i)]:                             $         0.00

  (vii)   Multiplier for determining registration fee (See Instruction C.9)
                                                       x   .000107

 (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
           (enter '0' if no fee is due):           =$    45,429.26

6.   Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24c-2 as in effect before October 11, 1997, then report the amount of
securities  (number  of  shares  or other unites) deducted  here:              .

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
years,  then  state  that  number  here:                                       .

7.    Interest due - if this Form is being filed more than 90 days after the end
of the issuers fiscal year (see Instruction D):  +  $        0.00

8.    Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:                         $   45,429.26
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Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          February 28, 2006

Method of Delivery    [  x ]     Wire Transfer
                      [    ]     Mail or other means


                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By Signature and Title:

/s/ Christine Glavin

Christine Glavin
Chief Financial Officer

Date:  February 28, 2006

  -     Please print name and title of the signing officer below the signature.